Financial assets at fair value through other comprehensive income (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 45,908	[1]	£ 51,902
Loans and advances
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	53		191
Debt securities and other eligible bills
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	45,854		51,710
Equity securities
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 1		£ 1

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.